PROPERTY, PLANT AND EQUIPMENT ("PP&E") (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
Summary of Oil and Natural Gas Properties Cost and Accumulated Depletion

		Accumulated Depletion,
As at December 31, 2017		Depreciation,
($ thousands)	Cost	and Impairment	Net Book Value
Oil and natural gas properties	$13,622,266	$(12,732,299)	$889,967
Other capital assets	107,582	(97,518)	10,064
Total PP&E	$13,729,848	$(12,829,817)	$900,031

		Accumulated Depletion,
As at December 31, 2016		Depreciation,
($ thousands)	Cost	and Impairment	Net Book Value
Oil and natural gas properties	$13,567,390	$(12,840,938)	$726,452
Other capital assets	106,070	(94,092)	11,978
Total PP&E	$13,673,460	$(12,935,030)	$738,430